Derivative Instruments and Hedging	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging
19.	Derivative Instruments and Hedging
As of December 31, 2022 and January 1, 2022, the Company had in effect interest rate swaps with an aggregate notional amount totaling $500,000.
On July 26, 2013, in order to hedge a portion of its variable rate debt, the Company entered into a forward-starting interest rate swap with an effective date of March 31, 2014 and a termination date of April 2, 2020. The initial notional amount of this swap was $1,500,000. During the term of this swap, the notional amount decreased from $1,500,000 effective March 31, 2014 to $1,250,000 on April 3, 2017 and to $1,000,000 on April 1, 2019. This interest rate swap effectively fixed the variable interest rate on the notional amount of this swap at 2.41%. This swap qualified for hedge accounting and, therefore, changes in the fair value of this swap were recorded in accumulated other comprehensive loss.
On June 11, 2018, in order to hedge a portion of its variable rate debt, the Company entered into a forward-starting interest rate swap (the “2018 swap”) with an effective date of April 2, 2020 and a termination date of March 31, 2024. The initial notional amount of this swap was $500,000. During the term of this swap, the notional amount decreased from $500,000 effective April 2, 2020 to $250,000 on March 31, 2021. This interest rate swap effectively fixed the variable interest rate on the notional amount of this swap at 3.1005%. On June 7, 2019, in order to hedge a portion of its variable rate debt, the Company entered into a forward-starting interest rate swap (the “2019 swap”, and together with the 2018 swap, the “current swaps”) with an effective date of April 2, 2020 and a termination date of March 31, 2024. The notional amount of this swap is $250,000. This interest rate swap effectively fixed the variable interest rate on the notional amount of this swap at 1.901%. The current swaps qualify for hedge accounting and, therefore, changes in the fair value of the current swaps have been recorded in accumulated other comprehensive loss.
As of December 31, 2022, the cumulative unrealized gain for qualifying hedges was reported as a component of accumulated other comprehensive loss in the amount of $10,723 ($14,146 before taxes). As of January 1, 2022, the cumulative unrealized loss for qualifying hedges was reported as a component of accumulated other comprehensive loss in the amount of $10,843 ($14,622 before taxes).
The following table presents the aggregate fair value of the Company’s derivative financial instruments by balance sheet classification and location:

			Fair Value
	Balance Sheet Classification	Balance Sheet Location	December 31, 2022	January 1, 2022
Assets:
Interest rate swaps - current swaps	Current asset	Prepaid expenses and other current assets	$11,748	$—
Interest rate swaps - current swaps	Noncurrent asset	Other noncurrent assets	2,450	—

Total assets			$14,198	$—

Liabilities:
Interest rate swaps - current swaps	Current liability	Derivative payable	$—	$14,670

Total liabilities			$—	$14,670

The Company is hedging forecasted transactions for periods not exceeding the next two years. The Company expects approximately $9,890 ($13,194 before taxes) of net derivative gains included in accumulated other comprehensive loss at December 31, 2022, based on current market rates, will be reclassified into earnings within the next 12 months.